Significant and Critical Accounting Policies and Practices (Details 3) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accretion of debt discount and issuance cost	$ (415,045)	$ (431,720)	$ (589,933)	$ (724,900)	$ (1,828,027)	$ (235,622)
Derivative expense
Change in fair value of derivative liabilities
Net loss	$ (2,411,238)	$ (1,466,657)	$ (4,504,868)	$ (2,955,909)	$ (8,751,586)	$ (7,391,907)
Net loss per ordinary share:
Basic and diluted loss per share	$ (0.06)	$ (0.04)	$ (0.12)	$ (0.08)	$ (0.23)	$ (0.24)
Previously Reported [Member]
Accretion of debt discount and issuance cost				$ (951,484)
Derivative expense				(254,470)
Change in fair value of derivative liabilities				584,011
Net loss				$ (2,852,952)
Net loss per ordinary share:
Basic and diluted loss per share				$ (0.08)	(0.23)	(0.01)
Revisions [Member]
Accretion of debt discount and issuance cost				$ 226,584
Derivative expense				254,470
Change in fair value of derivative liabilities				(584,011)
Net loss				$ 102,957
Net loss per ordinary share:
Basic and diluted loss per share				$ (0.00)		$ (0.23)